CONCENTRATIONS AND CREDIT RISK (Details Narrative)	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	33.60%	43.80%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.10%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%		23.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage			12.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage			11.30%
Purchase [Member] | Supplier Concentration Risk [Member] | Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%